RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Trade receivable, net	$ 143,016	$ 150,626
Provision of guarantees or collateral by entity, related party transactions	0
PEWC
Disclosure of transactions between related parties [Line Items]
Sales commission received from related party	0	0	$ 0
Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net	102,789	104,955
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Outstanding payments recovered	1,400
Italian-Thai and its affiliates | Trade receivables
Disclosure of transactions between related parties [Line Items]
Loss allowance		4,600
Cost | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net	103,789	106,333
Cost | Italian-Thai and its affiliates | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net		5,600
Cost | Italian-Thai and its affiliates | Trade receivables | Later than one year
Disclosure of transactions between related parties [Line Items]
Trade receivable, net		4,600
Loss allowances | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net	(1,000)	(1,378)	(1,337)
Loss allowance	592	97
Loss allowances | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net	(1,000)	(1,378)
Loss allowances | Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Loss allowance	0	$ 4,565	$ 0
Loss allowances | Italian-Thai and its affiliates | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net	$ (4,200)